SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Strategic Value Fund

The last sentence of the first paragraph of the Fund’s Summary Prospectus is deleted and replaced with the following:

The prospectus, dated March 1, 2011, supplemented April 11, 2011 and June 3, 2011, and as may be further supplemented from time to time, and SAI, dated March 1, 2011, supplemented April 20, 2011 and May 9, 2011, and as may be further supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Please Retain This Supplement for Future Reference

June 3, 2011
PROSTKR-81